STOCKHOLDERS DEFICIT (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, shares issued	13,848,630	13,848,630	11,627,949
Common stock, shares outstanding	13,848,630	13,848,630	11,627,949
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Preferred stock, shares issued	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000
Preferred stock, par value per share	$ 0.001	$ 0.001
Series B Preferred Stock [Member]
Preferred stock, shares issued	2,133,334	2,133,334
Preferred stock, shares outstanding	2,133,334	2,133,334
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, stated value per share	$ 0.075	$ 0.075
Series C Preferred Stock [Member]
Preferred stock, shares issued	866,668	866,668
Preferred stock, shares outstanding	866,668	866,668
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, stated value per share	$ 0.075	$ 0.075
Series D Preferred Stock [Member]
Preferred stock, shares issued	1,200,000	1,200,000
Preferred stock, shares outstanding	300,000	300,000
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, stated value per share	$ 0.25	$ 0.25
Series E Preferred Stock [Member]
Preferred stock, shares issued	1,440,000	1,440,000
Preferred stock, shares outstanding	480,000	480,000
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, stated value per share	$ 0.667	$ 0.667